Consolidated Statements of Cash Flow (USD $)	12 Months Ended		81 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (4,262,796)	$ (3,914,460)	$ (13,908,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	37,392	1,173	38,841
Amortization		69,451	80,000
Stock based compensation	1,334,852	796,774	4,682,221
Loss on debt conversion		760,566	760,566
Impairment charges			2,662,000
Interest expense paid in stock		43,762	43,762
Derivatives charges and credits	28,100	16,173	(1,515,433)
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(443,181)	(184,022)	(644,760)
(Increase) decrease in inventories	75,887	307,967	(142,430)
(Increase) decrease in prepaid expenses and other assets	(60,740)	66,267	(102,309)
Increase (decrease) in accounts payable and accrued expenses	137,491	(309,358)	258,198
Net cash used in operating activities	(3,152,995)	(2,345,707)	(7,787,846)
Cash Flows from Investing Activities
Acquisition of intellectual property			(450,000)
Acquisition of fixed assets	(373,369)	(6,814)	(383,207)
Acquisition of intangible assets	(1,937)	(36,440)	(38,377)
Net cash used in investing activities	(375,306)	(43,254)	(871,584)
Cash Flows from Financing Activities
(Repayments to) advances from related parties			140,434
Note borrowings		19,500	19,500
Repayment of notes payable		(415,000)	(807,500)
Proceeds from (Repayments of) issuance of notes			540,000
Proceeds from issuance of stock to initial stockholders			80,000
Proceeds from exercise of warrants		11,667	11,667
Proceeds from private placement of common stock		6,869,990	9,350,490
Offering costs		(178,800)	(223,800)
Net cash provided by financing activities		6,307,357	9,110,791
Net increase/(decrease) in cash	(3,528,301)	3,918,396	451,361
Cash at beginning of the period	3,979,662	61,266
Cash at end of the period	451,361	3,979,662	451,361
Supplemental Disclosure of Cash Flow Information:
Total Cash paid for franchise taxes	1,850	2,578	5,228
Total Cash paid for Interest	11	15,892	15,903
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Offering costs paid by stockholder			25,000
Conversion of stockholder loan and interest into common stock		546,743	549,487
Conversion of stockholder loan into capital - no shares issued			22,256
Conversion of 9,767 warrants into 1,954 common shares		44,050	44,050
Conversion of 150,600 warrants into 30,121 common shares		722,882	722,882
Note payable - insurance financing			42,500
Note issued for accounts payable			7,500
Acquisition of intellectual property through note payable			700,000
Financing costs through issuance of restricted common stock		20,000	80,000
Conversion of derivative liability to accrued expense	150,000		150,000
Stock issued for prepaid consulting	$ 70,000		$ 70,000